THORNBURG LIMITED TERM MUNICIPAL FUND-NATIONAL PORTFOLIO
CLASS SHARES              Thornburg                         Thornburg
                  Limited Term Municipal              Limited Term Municipal
                        Fund-National                      Fund-National
                           A Shares                         C Shares

SEC Yield (12/31/95)          3.96%                         3.64%
Taxable Equiv. Yields         6.56%                         6.03%
NAV (12/31/95)               $13.55                        $13.58
Max. Offering Price          $13.90                        $13.58


1 Year Ending 12/31/95        7.23%                         9.42%
5 Years Ending  12/31/95      6.10%                          NA
10 Years Ending 12/31/95      6.78%                          NA
Since Inception               7.33%                         5.85%
Inception Date               (9/28/84)                     (9/1/94)


Dear Shareholder:

1995 continued a period of change in the bond market. After rising to their highest levels in several years in November 1994, interest rates fell steadily during 1995. The net asset value of Thornburg Limited Term Municipal Fund A shares increased 63 cents per share to $13.55 over the year. If you were with us for the entire period, you received dividends of 63.5 cents per share. If you reinvested your dividends, you received 64.9 cents per share. Investors who owned C Shares received dividends of 56 and 57.1 cents per share, respectively.

In recent months, the Federal Reserve has lowered the target interest rate for overnight loans between banks three times. The current level is 5.25%. These drops in short interest rates in the U.S. have been matched or exceeded by interest rate decreases in virtually every developed economy in the world. Does this matter to you? It does if you have large amounts of money invested in money market funds or short maturity bank deposits.* Taken as a group, investors in the U.S. increased their holdings of money funds and bank certificates of deposit by approximately $340 billion in 1995. This is a 19% increase in one year! As I write this letter, the income earned by those investments is dropping, with no corresponding increase in the market value of the funds invested.

Your Limited Term Municipal Fund portfolio currently holds over 480 municipal obligations from 48 states and 2 U.S. Territories. Approximately 86% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the next 10 years. Today, your fund's weighted average maturity is approximately 4 years, and we always keep it below 5 years. Percentages of the portfolio maturing within each of the next 10 years are summarized on the next page:

*Money market funds seek to maintain a stable $1 net asset value. Bank deposits are usually insured by the FDIC. Their principal value does not fluctuate and their yield is often fixed at the time of deposit. The yields and principal value of your fund varies over time.




% of portfolio maturing within:                Cumulative % maturing by end of:

1 year        = 11%                                       year 1 = 11%
1 to 2 years  = 10%                                       year 2 = 21%
2 to 3 years  = 14%                                       year 3 = 35%
3 to 4 years  = 15%                                       year 4 = 50%
4 to 5 years  = 16%                                       year 5 = 66%
5 to 6 years  = 13%                                       year 6 = 79%
6 to 7 years  = 12%                                       year 7 = 91%
7 to 8 years  = 3%                                        year 8 = 94%
8 to 9 years  = 3%                                        year 9 = 97%
9 to 10 years = 2%                                       year 10 = 99%

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to consistently perform well in varying interest rate environments. For instance, the A shares of Limited Term Municipal Fund received "A" letter grades for one, three, and five year performance relative to other short term municipal bond funds through December 31, 1995.** These rankings, which were published in The Wall Street Journal, reflect total returns in the top 20% of all short term municipal bond funds for those periods. For the 10-year period ending December 31, 1995, the A Shares of Thornburg Limited Term Municipal Fund had the highest total return out of eight short municipal funds, according to Lipper Analytical Services.

Many municipal bonds issued between 1983 and 1988 are being paid off early. Money to pay off these bonds prior to maturity already has been raised. You may own municipal bonds or unit trusts which are being redeemed. Your investment in Thornburg Limited Term Municipal Fund will not be redeemed until you sell it. Please remember that you can easily add to your investment each month by authorizing a simple, automatic transfer from your checking account.


We believe the investment program of your fund is a thoroughly sensible one over time. At today's market prices and yields to maturity, the kinds of bonds you own in this fund look attractive to me. Thank you for investing in Thornburg Limited Term Municipal Fund.

Sincerely,



Brian J. McMahon
Managing Director


**Source: The Wall Street Journal, January 5, 1996. Performance data are supplied by Lipper Analytical Services, Inc., and reflect performance for the 1, 3, and 5 year periods ending December 31, 1995. An "A" ranking reflects total returns in the top 20% of all funds within the short term municipal objective, as defined by The Wall Street Journal. The average maturity and average quality of the funds within the short municipal objective may differ. At December 31, 1995, 54, 26 and 14 short municipal funds reported 1-year, 3-year, and 5-year total returns, respectively. Performance calculations used to obtain these rankings assume deduction of all expenses and reinvestment of all distributions, but do not include the effect of any sales charge on total return.

s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 1995
(unaudited)

ASSETS

Investments, at value (cost $ 881,729,358)             $ 916,081,518
Cash                                                       3,543,108
Receivable  for fund shares sold                             870,375
Receivable for securities sold                               693,750
Interest receivable                                       14,369,277
Prepaid expenses and other assets                            124,272

          TOTAL ASSETS                                   935,682,300

LIABILITIES

Payable for securities purchased                          20,430,240
Dividends payable                                          1,250,459
Payable   for   fund shares redeemed                       1,129,487
Accounts payable and accrued expenses                        421,957
Accounts payable investment adviser (Note 3)                 563,179

          TOTAL LIABILITIES                               23,795,322

          NET ASSETS                                   $ 911,886,978

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($ 900,115,426 applicable to 66,421,208 shares of
beneficial interest outstanding - Note 4)                   $ 13.55

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)                      .35

          Maximum Offering Price Per Share                  $ 13.90

Class C Shares:
Net asset value and offering price per share*
($ 11,771,552 applicable to 867,031 shares of
beneficial interest outstanding - Note 4)                   $ 13.58

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to financial statements.

s t a t e m e n t  o f  o p e r a t i o n s
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Six Month Period Ended December 31, 1995
(unaudited)

INVESTMENT INCOME
Interest income (net of premium amortized ........   $ 26,425,942
     of $ 1,095,329)


EXPENSES
Investment advisory fees (Note 3) ................      3,306,522
Distribution and service fees  (Note 3):
    Class A Shares ...............................        580,844
    Class B Shares ...............................          5,529
    Class C Shares ...............................         27,611
Transfer agent fees ..............................        326,112
Custodian fees ...................................        180,740
Professional fees ................................         80,225
Registration and filing fees .....................         39,737
Other expenses ...................................         20,488

        TOTAL EXPENSES ...........................      4,567,808
Less:
  Investment advisory fees deferred by
        investment adviser (Note 3) ..............        (13,644)

        NET EXPENSES .............................      4,554,164

NET INVESTMENT INCOME ............................     21,871,778


REALIZED AND UNREALIZED
GAIN ON INVESTMENTS - NOTE 5
Net realized gain on investments sold ............         89,060
Increase in unrealized appreciation of investments     12,339,190
        NET REALIZED AND UNREALIZED
                    GAIN ON INVESTMENTS ..........     12,428,250

        NET INCREASE IN NET ASSETS RESULTING
               FROM OPERATIONS ...................   $ 34,300,028

See notes to financial statements.




s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
(unaudited)

                             Six Month Period              Year Ended
                           Ended December 31, 1995       June  30, 1995
-----------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income             $ 21,871,778              $ 47,287,795
Net realized gain (loss)
on investments sold                     89,060                (4,022,722)
Increase in unrealized
appreciation of investments         12,339,190                 9,446,075

      NET INCREASE  IN NET ASSETS
      RESULTING FROM OPERATIONS     34,300,028                52,711,148

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                     (21,649,936)              (47,098,833)
Class B Shares                         (32,246)                  (52,849)
Class C Shares                        (189,596)                 (136,113)

FUND SHARE TRANSACTIONS-- (Note 4)
Class A Shares                     (44,163,860)             (103,592,542)
Class B Shares                      (2,834,331)                2,773,214
Class C Shares                       5,178,719                 6,380,857

NET DECREASE IN NET ASSETS         (29,391,222)              (89,015,118)

NET ASSETS:
      Beginning of period          941,278,200             1,030,293,318
      End of period              $ 911,886,978             $ 941,278,200

See notes to financial statements.


n o t e s  t o  f i n a n c i a l  s t a t e m e n t s
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

 Note 1 - ORGANIZATION

Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistentwith preservation of capital.

On September 1, 1994 the Portfolio began offering three classes of shares of beneficial interest, Class A, Class B and Class C shares. All shares outstanding prior to September 1, 1994 are considered Class A shares. On September 28, 1995, all existing Class B shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value. The Fund no longer offers Class B shares. Each class of shares of a Portfolio represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee,
(ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but, effective October 2, 1995, are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees and certain custody and transfer agent expenses


Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Portfolio utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the period ended December 31, 1995 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Portfolio makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Portfolio has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General:  Securities  transactions  are  accounted  for on a trade date  basis.
Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month at annual rates ranging from 3/4 of 1% to 4/10 of 1% of the average daily net assets of the Portfolio.

In the event normal operating expenses of the Portfolio, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which the Fund's shares are qualified for sale, the Adviser will reimburse the Portfolio for such excess. No such reimbursement was required as a result of this limitation. For the period ended December 31, 1995, the Adviser voluntarily deferred a portion of its investment advisory fee amounting to $ 13,644.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the period ended December 31, 1995, the Distributor earned commissions aggregating $ 44,735 from the sale of Class A shares, and did not collect any contingent deferred sales charges from redemptions of Class B shares and Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Portfolio may reimburse to the Adviser amounts not to exceed .125 of 1% per annum of the average net assets of the Class A shares of the Fund and .25 of 1% per annum of the average net assets of the Class B and Class C shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Portfolio has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class B and Class C shares, under which the Portfolio can (i) reimburse the Distributor for certain distribution expenses on a monthly basis at an annual rate of up to .75% of the average daily net assets attributable to Class B shares, and (ii) compensate the Distributor for services in promoting the sale of Class C shares at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans for the period ended December 31, 1995 are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors of the Fund is borne by the Fund.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio


Note 4 - CAPITAL STOCK

At December 31, 1995 there were 600,000,000 shares of the Fund (including 485,000,000 for the Portfolio) of $.001 par value common stock authorized, and capital paid in for the Portfolio aggregated $883,155,900. Transactions in shares of beneficial interest were as follows:



                       Six Month Period                Year Ended
                     Ended  December 31, 1995         June 30, 1995
                           ----                        -------------

Class A Shares         Shares      Amount         Shares           Amount
Shares sold         3,503,276  $ 47,121,187    10,393,212      $ 136,432,966
Shares issued to
shareholders
in reinvestment of
distributions       1,071,004    14,432,776     2,183,285         28,759,060
Shares repurchased (7,846,697) (105,717,823)  (20,550,093)      (268,784,568)

Net Decrease       (3,272,417)($ 44,163,860)   (7,973,596)    ($ 103,592,542)

Class B Shares
Shares sold            46,556     $ 623,905       220,994        $ 2,909,077
Shares issued to
shareholders
in reinvestment of
distributions           1,871        25,134         2,925             38,614
Shares repurchased   (259,380)   (3,483,370)      (12,966)          (174,477)

Net Increase
(Decrease)           (210,953) ($ 2,834,331)      210,953        $ 2,773,214

Class C Shares
Shares sold           527,566   $ 7,114,171       564,508        $ 7,461,870
Shares issued to
shareholders
in reinvestment of
distributions          12,049       162,871         8,707            114,914
Shares repurchased   (155,407)   (2,098,323)      (90,391)        (1,195,927)

Net Increase          384,354   $ 5,178,719       482,824        $ 6,380,857


n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Note 5 - INVESTMENT SECURITY TRANSACTIONS

Purchases and proceeds from maturities or sales of investment securities of the Portfolio other than short-term securities aggregated $114,088,072 and $125,819,333 , respectively. The cost of investments for Federal income tax purposes is $882,220,808. At December 31, 1995, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes were $35,354,845 and $1,494,135, respectively.

Accumulated net realized losses from security transactions included in net assets at December 31, 1995 aggregated $5,710,141.

For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $5,218,691 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
June 30,  1996 - $477,528,  June 30,  1998 - $97,473,  June 30, 1999 - $303,824,
June 30, 2002 - $807,085, and June 30, 2003 - $3,532,781.


f i n a n c i a l   h i g h l i g h t s
Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the period)
                       Six Month Period
                      Ending December 31, Year Ended June 30,
                     -------------------- -------------------
                              1995        1995   1994   1993    1992    1991
                     -------------------- ----   ----   ----    ----    ----
                         (unaudited)
Class of Shares:          A                A      A       A      A       A
                     --------------------- -      -       -      -       -
Net asset value,
beginning of period        $13.37       $13.27 $13.59  $13.09 $12.83 $12.74
Income from
investment operations:
Net investment income         .32          .64    .63     .68    .79    .85
Net realized and unrealized
gain (loss) on investments    .18          .10   (.32)    .50    .26    .09
Total from
investment operations         .50          .74    .31    1.18   1.05    .94
Less dividends from:
    Net investment income    (.32)        (.64)  (.63)   (.68)  (.79)  (.85)
Change in net asset value     .18          .10   (.32)    .50    .26    .09

Net asset value,
end of period              $13.55       $13.37 $13.27  $13.59 $13.09 $12.83

Total return (a)            3.74%         5.76%  2.25%   9.24%  8.40%  7.60%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income       4.65% (b)     4.86%  4.60%   5.03%  5.96%  6.58%
Expenses,   after
expense reductions           .96% (b)      .97%   .95%   1.01%  1.04%  1.07%
Expenses, before
expense reductions           .96% (b)      .97%   .95%   1.01%  1.04%  1.07%

Portfolio turnover rate    12.50%        23.02% 15.63%  19.30% 27.63% 32.36%
Net assets
  at end of period (000) $900,115     $931,987$1,030,293$895,500$521,683$312,882

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.


f i n a n c i a l   h i g h l i g h t s (continued)
Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the period) (continued)                           Period from
                                   Six Month Period       Sept. 1, 1994 (a)
                                  Ending December 31,        to June 30,
                                  -------------------       -----------
                                         1995                   1995
                                         ----                   ----
                                      (unaudited)
Class of Shares:                       B*           C             B        C

Net asset value, beginning of period $13.38     $13.40         $13.29    $13.29
Income from investment operations:
Net investment income                   .13        .28            .46       .46
Net realized and unrealized
    gain (loss) on investments          .05        .18            .09       .11
Total from investment operations        .18        .46            .55       .57
Less dividends from:
    Net investment income               (.13)      (.28)         (.46)     (.46)
Change in net asset value                .05        .18           .09       .11

Net asset value, end of period        $13.43     $13.58        $13.38    $13.40

Total return (b)                    1.56%      3.47%         4.14%     4.25%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income               4.12% (c)  4.16% (c)     4.24% (c) 4.21% (c)
Expenses, after expense reductions  1.58% (c)  1.45% (c)     1.57% (c) 1.60% (c)
Expenses, before expense reductions 1.99% (c)  1.68% (c)     2.30% (c) 1.84% (c)

Portfolio turnover rate            12.50%     12.50%        23.02%    23.02%

Net assets
    at end of period (000)         $0       $11,772         $2,823   $6,469

(a)Commencement of sales of Class B and Class C shares.
(b)Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)Annualized.
 * On September 28, 1995, all Class B shares were converted into Class A shares.


s c h e d u l e  o f   i n v e s t m e n t s
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 1995
CUSIPS:  Class A - 532-723-103, Class B - 532-723-400, Class C - 532-723-509
NASDAQ Symbols:  Class A - LTMFX


Principal                                              Credit Rating+
Amount        Issuer-Description                       Moody's/S&P      Value

Alabama        (1.65%)
$1,675,000     Alabama A&M University Housing & General
               Fee Revenue Series 1992, 5.90%
               due 11/1/02 (Living & Learning Center
               Project; Insured: MBIA)                      Aaa/AAA   $1,816,739
 1,055,000     Alabama Higher Education Loan Corporation
               Student Loan Revenue Refunding Series 1994-A,
               4.70% due 3/1/97 (Insured: FSA)              Aaa/AAA    1,065,001
 1,095,000     Alabama Higher Education Loan Corporation
               Student Loan Revenue Refunding Series 1994-A,
               4.70% due 9/1/97 (Insured: FSA)              Aaa/AAA    1,104,932
   250,000     Alabama State Docks Department Facilities Revenue
               Refunding, 7.20% due 10/1/00 (Insured: BIG)  Aaa/AAA      273,897
 2,250,000     Alabama Industrial Access Road & Bridge
               Corporation Capital Improvement Series 1991,
               5.60% due 6/1/97                             A1/NR      2,301,413
 1,000,000     Alabama Water Pollution Control Authority
               Series 1991, 6.45% due 8/15/02
               (Insured: AMBAC)                             Aaa/AAA    1,098,540
 2,500,000     Birmingham Special Care Facility Finance
               Authority Revenue Series 1990, 7.625% due 12/1/10,
               put 12/1/00 (Methodist Homes for the Aging Project;
               LOC: South Trust Bank)                       A1/NR      2,760,175
 1,550,000     Birmingham Jefferson Civic Center Authority
               Special Tax Series 1989, 7.20% due 1/1/01    A/A+       1,692,166
 1,120,000     Birmingham Jefferson Civic Center Authority
               Special Tax, 6.90% due 1/1/98                A/A+       1,170,702
 1,695,000     Montgomery County Revenue Warrants Series 1992,
               6.625% due 4/1/02                            NR/A       1,831,786
Alaska         (1.15%)
 2,500,000     North Slope Borough G.O. Refunding Series 1992-A, 0%
               due 6/30/02 (Insured: MBIA)                  Aaa/AAA    2,674,200
 2,500,000     North Slope Borough G.O. Capital Appreciation Series B,
               0% due 1/1/99 (Insured: MBIA)                Aaa/AAA    2,211,600
 7,000,000     North Slope Borough G.O. Capital Appreciation Series B,
               0% due 1/1/01 (Insured: MBIA)                Aaa/AAA    5,604,410
Arizona       (3.43%)
 5,250,000     Arizona  Educational  Loan  Marketing  Corporation  Revenue,
               Series 1992-A,  6.40% due  3/1/98            A/NR       5,467,717
 1,250,000     Arizona  Educational  Loan Marketing Corporation
               Revenue, Series 1992-A, 6.70% due 3/1/00     A/NR       1,331,438
 1,600,000     Arizona State Certificate of Participation Series
               1994-A, 5.45% due 5/1/98 (Insured: AMBAC)    Aaa/AAA    1,641,536
 1,000,000     Arizona Municipal Finance Program Certificate of
               Participation Series 15, 8.65% due 8/1/04
               (Flagstaff Project; Insured: BIG)            Aaa/AAA    1,068,760
 1,255,000     Maricopa Hospital District General Obligation Series
               A, 5.00% due 6/1/98 (Insured: FGIC)          Aaa/AAA    1,282,786
 1,550,000     Maricopa County School District # 8  Series 1992,
               0% due 7/1/99 (Osborn Elementary School
               District Project)                            A1/A       1,332,039
 2,000,000     Maricopa County Unified School District # 41 Refunding,
               0% due 7/1/97 (Insured: FGIC)                Aaa/AAA    1,889,240
 2,000,000     Maricopa County/Paradise Valley Unified School
               District General Obligation Refunding Series 1992,
               0% due 7/1/01 (Insured: AMBAC)               Aaa/AAA    1,563,880
 2,980,000     Maricopa County Unified School District # 97, 0%
               due 7/1/97 (Insured: FGIC)                   Aaa/AAA    2,814,968
 1,390,000     Maricopa County Unified School District # 97, 0%
               due 7/1/98 (Insured: FGIC)                   Aaa/AAA    1,258,075
   710,000     Mohave County Certificate of Participation, 4.90%
               due 7/1/98                                   NR/BBB       704,235
   730,000     Mohave County Certificate of Participation, 5.10%
               due 7/1/99                                   NR/BBB       718,977
 2,000,000     Pima County/Tucson Unified School District # 1
               School Improvement Series 1992-D,
               5.50% due 7/1/02 (Insured: FGIC)             Aaa/AAA    2,125,620
   350,000     Pinal County Certificate of Participation, 7.90%
               due 6/1/01                                   NR/BBB       358,624
   155,170     Scottsdale IDA Hospital Revenue Refunding Series A,
               Amortizing Coupon M-COATES, 7.50% final due 9/1/97
               (Scottsdale Memorial Hospital Project)       Aaa*/AAA*    163,650
   175,000     South Tucson Municipal Property Corporation Series 1990,
               8.20% due 6/1/99                             NR/BB        183,498
   175,000     South Tucson Municipal Property Corporation Series 1990,
               8.25% due 6/1/00                             NR/BB        184,952
 1,290,000     Tempe General Obligation Series 1993-A, 0%
               due 7/1/99                                   Aa/AA+     1,114,328
 4,950,000     Tempe IDA Guaranteed Multifamily Housing Revenue
               Series 1991-A, 6.25% due 10/1/07, put 10/1/96
               (Elliot Grove Project; Insured: Connecticut
               General Life)                                NR/AA      4,959,454
 1,200,000     Tucson Water System Revenue Refunding Series 1992,
               5.80% due 7/1/99                             A1/A+      1,263,180
California     (17.17%)
 1,000,000     California Health Facilities Financing Authority Series A,
               7.40% due 7/1/01(Episcopal Homes Project;
               Insured: Cal. Mortgage Insurance)            NR/A       1,076,230
 7,440,000     California Health Facilities Financing Authority Series
               1991-D, 6.50% due 7/1/01 @ 102 (pre-refunded)
               (Catholic Health Care Project;Insured:AMBAC) Aaa/AAA    8,387,782
 3,090,000     California Public Capital Improvement Finance Authority
               Revenue Series 1988-E, 8.25% due 3/1/98      Baa/NR     3,319,000
 2,000,000     California State General Obligation, 6.50%
               due 10/1/99                                  A1/A       2,167,520
 1,390,000     California Statewide Communities Development Authority
               Insured Health Facilities Revenue Certificate of
               Participation Series 1992, 6.40% due 5/1/02
               (Eskaton Properties Inc. Phase II Project)   NR/A       1,463,656
 1,100,000     California Statewide Communities Development Authority
               Certificate of Participation, 5.56% (inverse floater)
               due 1/1/02 (Motion Picture & Television
               Fund Project; Insured: AMBAC)                Aaa/AAA    1,007,600
 1,935,000     Chula Vista Multifamily Housing Refunding Revenue Series
               1985, 5.75% due 11/1/07, mandatory put 11/1/97
               (Eucalyptus Grove Project; Insured:
               Continental Insurance Co.)                   NR/A+      1,953,770
   675,000     Garden Grove Agency Community Development Tax Allocation,
               7.375% due 6/1/01 prerefunded 6/1/96 @ 102   NR/AAA       699,307
 7,730,000     Glendale Hospital Revenue Series 1994, 7.625% due
               1/1/05(Verdugo Hills Project; Surety Bond:
               Industrial Indemnity)                        NR/A+      8,447,962
 4,400,000     Irvine Ranch Water District, 5.90% due 1/1/21, put 1/2/96
               daily demand notes                           VMIG1/A1+  4,400,000
 1,000,000     Lancaster Redevelopment Agency Lease Revenue Notes
               Series 1995, 4.90% due 12/1/00
               (LOC: Sumitomo Bank / Dai Ichi Kangyo Bank)  NR/SP1       991,350
 5,710,000     Los Angeles Water and Power, 7.10% due 1/15/31,
               crossover refunded 1/15/01 @102              Aa/AA-     6,458,867
 1,500,000     Los Angeles U.S.D. Certificate of Participation,
               6.20% due 6/1/01 (Dr. Francisco Bravo
               Medical Project)                             A/A-       1,608,015
 1,400,000     Los Angeles Wastewater System Revenue, 6.80%
               pre-refunded 8/1/98 @102                     AAA/A      1,523,606
 2,000,000     Los Angeles County Certificate of Participation
               Mobile Digital Comm.,7.70% due 7/15/01       Baa1/BBB+  2,034,220
 1,000,000     Los Angeles County Certificate of Participation
               (LAC-CAL Equipment Project)Series 1992-A,
               5.70% due 12/1/96                            Baa/BBB    1,013,210
 3,000,000     Los Angeles County Certificate of Participation
               (LAC-CAL Equipment Project)Series 1992-B,
               5.00% due 9/1/96                             Baa/BBB    3,015,180
 1,485,000     Los Angeles County Health Facilities Authority
               Rev., 7.20% due 3/1/01, refunded 3/1/98
               (Civic View Medical Center Project)          AAA+/A     1,602,285
 2,500,000     Los Angeles County Pension Obligation Certificates,
               6.75% due 6/30/02                            Baa1/BBB+  2,580,350
 3,500,000     Los Angeles County Pension Obligation Certificates,
               6.875% due 6/30/07                           Baa1/BBB+  3,615,185
 1,050,000     Los Angeles County Certificate of Participation
               Series B, 5.50% due 7/1/98                   A1/A+      1,080,629
 1,000,000     Los Angeles Transit Finance Corporation Certificate
               of Participation Series 1992-B,
               5.70% due 7/1/99                             A1/A+      1,042,790
 1,995,000     Los Angeles Transportation Commission Certificate
               of Participation, 5.90% due 7/1/00           A1/A+      2,109,413
 2,500,000     Los Angeles Transportation Commission Certificate
               of Participation, 6.00% due 7/1/01           A1/A+      2,658,525
 2,000,000     MSR Public Power Agency Series 1987-C, 6.70%
               due 7/1/02                                   A/A        2,080,300
 1,500,000     MSR Public Power Agency Series F, 5.45% due 7/1/01
               (San Juan Project; Insured: AMBAC)           Aaa/AAA    1,583,010
   265,000     New Haven Unified School District Certificate of
               Participation, 7.00% due 12/1/99             NR/A-        286,303
 1,000,000     Northern California Power Agency Series A, 6.75%
               due 7/1/01(Geothermal #3 Project             A/A-       1,028,330
 2,500,000     Orange County Refunding Recovery, 5.10% due 6/1/02
               (Insured: MBIA)                              Aaa/AAA    2,578,275
 7,350,000     Orange County Refunding Recovery, 6.50% due 6/1/04
               (Insured: MBIA)                              Aaa/AAA    8,228,545
 5,200,000     Orange County Refunding Recovery, 6.50% due 6/1/05
               (Insured: MBIA)                              Aaa/AAA    5,838,352
 1,000,000     Orange County Local Transportation Measure "M" Sales
               Tax Revenue, 5.50% due 2/15/01               Aa/AA      1,036,940
 8,300,000     Orange County Local Transportation Authority Sales
               Tax Revenue, 6.60%(inverse floater) due 2/15/99
               (Insured: FGIC)                              Aaa/AAA    7,868,566
   700,000     Orange County Sanitation District, 5.90% due 8/1/15,
               put 1/2/96 daily demand notes
               (LOC: National Westminister)                 VMIG1/A+     700,000
 2,000,000     Orange County Special Financing Authority Teeter
               Plan Revenue Series E, 6.15% due 11/1/14,
               put 11/1/99 (LOC: Industrial Bank of Japan)  A1/A+      2,023,600
 5,000,000     Orange County Special Financing Authority Teeter
               Plan Revenue Series E, 6.35% due 11/1/14,
               put 11/1/01 (LOC: Industrial Bank of Japan)  A1/A+      5,047,900
 3,000,000     Oxnard Harbor District Revenue Refunding,
               6.60% due 8/1/00 (Insured: Capital Guaranty) Aaa/AAA    3,288,240
 2,900,000     Redwood City Multi-Family Housing Revenue
               Series 1985-B, 5.20% due 10/1/08,put 10/1/00
               (Redwood Shores Apt. Project;
               LOC: Continental Casualty)                   NR/A+      2,919,401
10,800,000     Sacramento Unified School District Certificate
               of Participation, 4.60% due 2/1/19,
               mandatory put 8/1/96                         NR/NR     10,836,936
 2,100,000     San Joaquin County Certificate of Participation,
               5.50% due 9/1/99 (General Hospital Project)  A/A-       2,122,050
 2,000,000     San Marcos PFA Tax Allocation Series 1992-A,
               5.60% due 1/1/01 (Insured: FSA)              Aaa/AAA    2,126,140
 1,995,000     San Marcos PFA Custodial Receipts Revenue, 0% due 3/1/98
               Escrowed to Maturity                         Aaa/NR     1,779,580
 1,310,000     San Marcos PFA Custodial Receipts Revenue, 0% due 7/1/98
               Escrowed to Maturity                         Aaa/NR     1,148,241
 1,990,000     San Marcos PFA Custodial Receipts Revenue, 0% due 9/1/98
               Escrowed to Maturity                         Aaa/NR     1,729,051
 1,990,000     San Marcos PFA Custodial Receipts Revenue, 0% due 3/1/99
               Escrowed to Maturity                         Aaa/NR     1,681,570
 1,990,000     San Marcos PFA Custodial Receipts Revenue, 0% due 9/1/99
               Escrowed to Maturity                         Aaa/NR     1,637,511
 1,995,000     San Marcos PFA Custodial Receipts Revenue, 0% due 3/1/00
               Escrowed to Maturity                         Aaa/NR     1,592,150
 4,180,000     Santa Margarita / Dana Point Authority Revenue
               Improvement District Series A, 9.50%
               due 8/1/03 (Insured: MBIA)                   Aaa/AAA    5,429,318
 6,335,000     Simi Valley Community Development Agency Certificate
               of Participation, 6.05% due 10/1/18,
               mandatory put 10/1/99 (Simi Valley Business Center
               Project; Insured: New England Mutual Life)   NR/AA-     6,559,639
 1,000,000     Sonoma County Certificate of Participation
               Public Works Improvement Program, 5.875%
               due 8/1/04 (Integrated Waste Project)        NR/A+      1,049,190
 9,500,000     South Coast Local Education Agencies Series 1995A,
               5.00% due 8/14/96                            NS/SP1+    9,556,620
   510,000     University of California Revenue Series A,
               11.00% due 9/1/99                            NR/A-        626,428
   780,000     University of California Revenue Series A, 6.30%
               due 9/1/00                                   NR/A-        848,094
Colorado       (4.77%)
 1,000,000     Adams  County  School  District  #12 Series A,
               7.20% due  12/15/97, pre-refunded  12/15/96  A/AAA*     1,037,550
   500,000     Arvada  Limited Sales & Use Tax Series 1991,
               6.50% due 6/1/01 Escrowed to Maturity        Aaa*/NR      549,635
 2,355,000     Boulder Urban Renewal Authority Tax Increment
               Refunding Series 1992, 5.90% due 3/1/01
               (Insured: MBIA)                              Aaa/AAA    2,518,013
 1,465,000     Boulder Urban Renewal Authority Tax Increment
               Refunding Series 1992, 6.00% due 3/1/02
               (Insured: MBIA)                              Aaa/AAA    1,566,730
    85,000     Boulder County Single Family Revenue Series 1982-A,
               10.00% due 5/1/98                            NR/CCC        78,469
   385,000     Boulder County Single Family Revenue Series 1982-A,
               10.00% due 11/1/98                           NR/CCC       355,440
   390,000     Boulder County Single Family Revenue Series 1982-A,
               10.00% due 11/1/99                           NR/CCC       355,263
   490,000     Castle Pines Metropolitan District General Obligation
               Refunding & Improvement, 7.50% due 12/1/99
               (Insured: FSA)                               Aaa/AAA      547,046
 2,000,000     Colorado Housing Finance Authority Capital
               Appreciation Series A, 0% due 11/1/01        Aa/AA+     1,450,340
 1,000,000     Colorado Certificate of Participation, 4.75%
               due 5/1/97 (Insured: AMBAC)                  Aaa/AAA    1,011,850
 1,055,000     Colorado Student Loan Authority Revenue,
               6.625% due 6/1/99                            A/NR       1,119,144
 1,140,000     Colorado Student Loan Revenue Series 1992-B,
               6.20% due 9/1/98                             A/NR       1,191,118
   865,000     Colorado Student Loan Revenue Series 1992-B,
               6.40% due 9/1/99                             A/NR         914,599
 3,555,000     Colorado Student Loan Revenue Series 1992-B,
               6.55% due 12/1/02                            A/NR       3,769,402
 2,500,000     Colorado Student Obligation Bond Authority Revenue
               Series 1992-F, 5.90% due 9/1/02              A/NR       2,564,825
 3,230,000     Colorado Student Obligation Bond Authority Revenue
               Series 1994-L, 5.90% due 9/1/00              A/NR       3,410,040
 1,080,000     Denver City & County Industrial Development Revenue,
               7.40% due 3/1/03                             NR/BBB+    1,195,733
               (University of Denver Project)
 1,155,000     Denver City & County Industrial Development Revenue,
               7.50% due 3/1/04
               (University of Denver Project)               NR/BBB+    1,278,111
 1,185,000     Denver City & County Industrial Development Revenue,
               7.60% due 3/1/05
               (University of Denver Project)               NR/BBB+    1,310,646
 1,000,000     Denver City & County Industrial Development Revenue,
               5.375% due 7/1/11, put 7/1/00(Translogic Corporation
               Project; LOC: Commerzbank)                   NR/AA-     1,014,960
   445,000     Denver City & County Industrial Development Revenue
               Series 1985, 6.40% due 6/1/10,put 6/1/99 (4999 Ltd.
               Project; LOC: Central Bank National
               Association)                                 NR/A+        464,353
 2,750,000     Highlands Ranch Metro District Refunding Series 1991,
               6.70% due 6/15/01
               (LOC: Swiss Bank) prerefunded 6/15/96 @ 100  Aaa*/AA+   2,787,400
 2,175,000     Highlands Ranch Metro District #2 General Obligation,
               6.00% due 6/15/04 (Insured: FSA)             Aaa/AAA    2,298,170
 2,800,000     Jefferson County Industrial Development Refunding
               Revenue Series 1993,4.60% due 12/1/97
               (Dayton Hudson Project)                      NR/BBB+    2,785,160
 2,000,000     Summit County Recreational Facilities Revenue,
               5.80% due 4/1/17, put 10/1/98
               (Copper Mountain Project; LOC: Daiwa Bank)   NR/BBB     2,016,580
 1,000,000     University of Colorado Certificate of
               Participation, 7.10% due 12/1/99             A/NR       1,089,350
   321,106     Westminster Installment Note, 8.00%
               due 12/12/96                                 *A/NR        332,284
 1,750,000     Westminster MFHR, 7.75% due 12/1/07, put 12/1/98
               (Green Lawn Aptartments Project;
               Insured: FGIC)                               Aaa/AAA    1,792,035
 2,725,000     Westminster Colorado Multi family Housing Revenue
               Series 1995, 5.95% due 9/1/15, put 9/1/06
               (Semper Village Apartments;
               Insured Axa Re/U.K.)                         NR/AA      2,858,225
Connecticut    (1.95%)
 2,195,000     Bristol Resource Recovery Facility Operating
               Committee - Solid Waste Revenue Refunding
               Series 1995, 5.20% due 7/1/97
               (Ogden Martin of Bristol Project             A/NR       2,212,362
 2,290,000     Bristol Resource Recovery Facility Operating
               Committee - Solid Waste Revenue Refunding
               Series 1995, 5.40% due 7/1/98
               (Ogden Martin of Bristol Project)            A/NR       2,318,304
 1,045,000     Capital Region Education Council, 6.375%
               due 11/15/05                                 NR/BBB     1,058,157
 4,670,000     Connecticut Housing Finance Authority Series B1,
               7.55% due 11/15/08 (LOC: FHA/VA)             Aa/AA      4,892,993
   700,000     Connecticut Resource Recovery Authority, 7.125%
               due 11/15/08 (Wallingford Project;
               LOC: National Westminister)                  Aa2/AA       737,926
 1,000,000     Connecticut Special Tax Obligation Revenue
               Series C, 7.40% due 10/1/04 prerefunded
               10/1/98                                      NR/AAA     1,106,280
 5,540,000     Connecticut State Special Tax Obligation Series
               1989-B, 0% due 7/1/99 (Transportation
               Infrastructure Project; Insured: AMBAC)      Aaa/AAA    4,805,285
   715,000     New Haven General Obligation Series 1991,
               8.125% due 8/15/96                           Baa/BBB      732,875
District of Columbia      (1.94%)
 1,000,000     District of Columbia General Obligation 1986
               Series A, 7.60% due 6/1/00 prerefunded 6/1/97Aaa*/B     1,064,860
 1,000,000     District of Columbia General Obligation 1988 Series A,
               7.65% due 12/1/03 (Insured: MBIA)            Aaa/AAA    1,118,080
 1,505,000     District of Columbia General Obligation Capital
               Appreciation Refunding, 0% due 6/1/02
               (Insured: MBIA)                              Aaa/AAA    1,104,023
 6,230,000     District of Columbia General Obligation 1994
               Series A-3, 4.90% due 6/1/00                 Ba/B       6,060,980
 2,000,000     District of Columbia General Obligation 1986
               Series C, 8.00% due 6/1/99 prerefunded 6/1/96
               (Insured: MBIA)                              Aaa/AAA    2,076,680
 1,500,000     District of Columbia General Obligation Refunding
               Series A, 5.30% due 6/1/00                   Ba/B       1,482,510
   500,000     District of Columbia General Obligation Refunding
               Series A, 5.50% due 6/1/01                   Ba/B         493,535
 4,000,000     District of Columbia Certificate of Participation
               Series 1993, 6.875% due 1/1/03               NR/B-      4,069,840
   275,000     District of Columbia Association of American Medical
               College, 7.20% due 2/15/01                   NR/AA-       301,452
Florida        (1.65%)
   225,000     Broward County Educational Fac. Auth. Rev.,
               8.125% due 4/1/96 (Nova University Project)
               Escrowed to Maturity                         NR/AAA*      227,619
 5,790,000     Dade County Housing Finance Authority Multifamily
               Mortgage Revenue Series 1985 A,
               4.60% due 1/1/15, put 1/1/99 (Gulf View Apartments
               Project; LOC: Sumitomo & Credit Suisse       NR/AAA     5,812,986
 4,500,000     Florida Housing Agency MFHR Series RR, 5.50% due 11/1/07,
               put 11/1/97 (Palm Beach Oxford Project;
               Insured: Financial Security Assurance)       Aaa/AAA    4,578,030
 1,200,000     Florida Housing Finance Authority Multifamily
               Housing Revenue, 5.10% due 4/1/13, put
               4/1/02(Park Colony Project; LOC: Mellon Bank)NR/A+      1,206,744
 1,200,000     Florida Housing Finance Authority Series 1983-I, 4.85%
               due 12/1/05, put 12/1/99(Wood Forest Project;
               LOC: Connecticut General)                    NR/AA      1,199,952
   270,000     Florida Housing Finance Authority Series 1983-I, 4.85%
               due 12/1/05, put 12/1/99(Wood Forest Project;
               LOC: Connecticut General)                    NR/AA        272,551
 1,680,000     Florida Housing Finance Authority Capital
               Appreciation Residential Mortgage Revenue,
               0% due 7/15/01 (LOC: Citibank)               NR/AA        933,694
   725,000     Martin County Combined Special Assessment Series 1990-A,
               8.125% due 3/1/01                            NR/NR        816,517
   100,000     Pensacola Health Facility Authority Revenue, 4.60% due 1/1/00
               (Daughter of Charity National Health Project)Aa/NR        100,399
Georgia        (0.70%)
 2,960,000     Augusta Housing Authority MFHR Series 1992, 5.50% due
               4/1/05,  put 4/1/97 (Stevens Creek Commons Project;
               LOC: Federal Home Loan Bank)                NR/AAA      3,013,635
 3,320,000     DeKalb County Multifamily Housing Revenue Series 1985-G,
               5.50% due 7/15/07,put 7/15/97 (DeKalb Crossing
               Project; Insured: Continental Casualty)     NR/A+       3,356,387
Hawaii         (2.06%)
 6,000,000     Hawaii State Refunding Series CB, 5.00%
               due 1/1/00                                   Aa/AA      6,181,980
 2,000,000     Hawaii Airport System Revenue Refunding, 5.10% due
               7/1/99 (Insured: MBIA)                       Aaa/AAA    2,062,040
 1,340,000     Hawaii State Department Budget & Finance Special
               Purpose Mortgage Revenue, 6.70% due 7/1/97
               (Queens Medical Center Project; Insured:FGIC)Aaa/AAA    1,394,739
 1,210,000     Hawaii State Department Budget & Finance Special
               Purpose Mortgage Revenue, 7.125% due 7/1/98
               (Wahiawa General Hospital Project)           NR/BBB-    1,270,137
 1,500,000     Hawaii State Department Budget & Finance Special
               Purpose Mortgage Revenue, 5.70% due 7/1/03
               (Kapiolani Health Care System Project)       A/A        1,550,820
 5,885,000     Honolulu General Obligation Series 1995, 6.00% due
               11/1/02 (Insured: MBIA)                      Aaa/AAA    6,442,780
Idaho          (0.65%)
   746,429     Boise Industrial Development Corporation IDRB Series
               1985, 10.816% due 8/29/00 (Associated Dairies Project;
               Guaranteed: Chemical Bank)                   *A2/A*       746,361
 4,980,000     Idaho Falls Electric Revenue Refunding, 0% due 4/1/00
               (Insured: FGIC)                              Aaa/AAA    4,188,329
 1,025,000     Idaho Student Loan Marketing Association Refunding
               Revenue Series 1992, 6.40% due 10/1/99       NR/NR      1,054,059
Illinois       (2.10%)
 1,455,000     Cook County Community College District 508 COP,
               7.70% due 1/1/97 (Insured: FGIC              Aaa/AAA    1,512,865
 1,800,000     Cook County Community College District 508 COP,
               8.50% due 1/1/02 (Insured: FGIC)             Aaa/AAA    2,175,228
 1,000,000     Hoffman Estates Tax Increment Revenue, 7.00% due 11/15/97
               (Hoffman Estates Economic Development Project;
               LOC: Union Bank of Switzerland)              Aaa/AAA    1,045,020
 2,000,000     Illinois Health Facilities Authority Revenue Series 1992,
               7.00% due 7/1/02(Trinity Medical
               Center Project)                              Baa1/NR    2,108,620
 1,000,000     Illinois Health Facilities Authority Revenue Series 1993-A,
               7.875% due 8/15/05 (Community Provider Pooled
               Loan Program Project)                        NR/NR      1,049,710
 1,000,000     Illinois Educational Facilities Authority Revenue,
               5.625% due 10/1/26,put 10/1/96 (Museum of Science
               and Industry Project; LOC: Sanwa Bank)       Aa3/NR     1,013,780
 5,415,000     Lombard Multifamily Housing Refunding Revenue, 6.50%
               due 12/15/06,mandatory tender 12/15/96
               (Surety Bond: Continental Casualty; Clover Creek
               Apartments Project)                          NR/A+      5,569,219
 3,000,000     Southern Illinois University Revenue Refunding Series 86-A,
               7.125% due 4/1/03                            A/A        3,067,290
 1,575,000     Winnebago & Boone Counties School District # 205 G.O.,
               7.00% due 2/1/98 (Insured: FSA)              NR/AAA     1,670,665
Indiana       (1.64%)
   895,000     Gary Indiana Judgement Funding General Obligation,
               6.60% due 6/15/99                            NR/NR        934,774
   570,000     Gary Indiana Judgement Funding General Obligation,
               6.60% due 12/15/99                           NR/NR        598,221
 2,000,000     Indiana Bond Bank Series B, 7.25% due 2/1/01
               Special Loan Program)                        A/A        2,148,980
 1,120,000     Indiana Bond Bank Special Program Series 1992-B,
               5.60% due 8/1/99                             NR/A       1,163,747
 1,000,000     Indiana Bond Bank State Revolving Fund Guaranty
               Revenue Series 1993-A, 5.30% due 2/1/99      NR/A       1,026,620
 2,640,000     Indiana Bond Bank State Revolving Fund Guaranty
               Revenue Series 1993-A, 5.50% due 2/1/00      NR/A       2,735,489
 1,500,000     Indiana Health Facilities Revenue, 5.55% due
               7/1/01 (Marion General Hospital Project;
               Insured: MBIA)                               Aaa/AAA    1,579,035
   500,000     Indianapolis Economic Development Revenue, 8.625% due
               12/1/07, put 12/1/97 (Suncrest Project;
               FNMA Collateralized)                         NR/AAA       537,545
 1,645,000     Logansport Multi-Purpose School Building Corporation
               First Mortgage Refunding Series 1992,
               5.50% due 7/1/01                             NR/A       1,721,164
Iowa           (1.43%)
   500,000     Davenport Hospital Revenue Series A, 6.90% due
               7/1/99 (St. Luke's Hospital Project;
               Insured: AMBAC)                              Aaa/AAA      543,410
   500,000     Iowa Higher Educational Loan Facilities Authority,
               5.50% due 8/1/02 (Insured: MBIA)             Aaa/AAA      500,000
 1,500,000     Iowa Certificate of Participation, 6.10% due 7/1/01
               (Insured: AMBAC)                             Aaa/AAA    1,612,860
 2,000,000     Iowa Student Loan Liquidity Corporation Student Loan
               Revenue 1991 Series C, 6.80% due 12/1/02     Aaa/AAA    2,179,660
   750,000     Iowa Student Loan Liquidity Corporation Student
               Loan Revenue Series A, 6.35% due 3/1/01      Aa1/NR       792,780
 2,600,000     Marion Commercial Development Revenue Refunding Series
               1991-A, 7.25% due 1/1/14, put 7/1/02
               (Collins Road Project; Insured: Trygg-Hansa) NR/A+      2,812,238
 4,445,000     Muscatine Electric Revenue Refunding Series 1992, 5.40%
               due 1/1/00 (Insured: AMBAC)                  Aaa/AAA    4,634,757
Kansas        (0.83%)
 1,000,000     Kansas City Industrial Revenue Series 12/1/84, 7.20%
               due 12/1/04 (Ash Grove Cement Project)       Aa2/NR     1,046,950
 2,000,000     Lenexa Industrial Revenue Series 8/1/83, 9.50% due 8/1/98
               (J.C. Nichols Co. Project)                   NR/NR      2,228,200
    20,000     Olathe Single Family Mortgage Revenue Series A, 9.375%
               due 11/1/00                                  NR/A          20,758
 4,055,000     Topeka Multifamily Housing Revenue Refunding Series
               1991-A, 7.25% due 4/1/21, put 4/1/02
               (Fleming Court Project; Insured: Trygg-Hansa)NR/A+      4,306,410
Kentucky       (0.95%)
   630,000     Danville Multi-Lease Revenue Series E, 5.40% due
               11/1/96                                      Baa1/NR      635,613
 4,500,000     Jefferson County Insured Hospital Revenue Series
               1992, 8.885% (inverse floater)due 10/1/02
               (Alliant Health Systems; Insured: MBIA)      Aaa/AAA    5,253,750
 2,590,000     Paintsville First Mortgage Revenue Series 1991
               (Paul B. Hall Medical Center Project), 8.50% due 9/1/03
               (Guaranteed: Health Management Associates)   NR/NR      2,780,676
Louisiana      (4.37%)
   290,000     East Baton Rouge Sewage Commission Sewer Revenue,
               8.05% due 9/1/96                             Baa/BBB      297,902
 2,020,000     East Baton Rouge Parish Public Improv. Sales Tax Series
               1993-A, 8.00% due 2/1/00 (Insured: FGIC)     Aaa/AAA    2,292,538
 2,165,000     East Baton Rouge Parish Public Improv. Sales Tax Series
               1993-A, 8.00% due 2/1/01 (Insured: FGIC)     Aaa/AAA    2,505,035
 1,100,000     Louisiana Public Facilities Authority Hospital Revenue &
               Refunding, 5.61%(inverse floater) due 7/1/97
               (St. Francis Medical Center Project;
               Insured: FSA)                                Aaa/AAA    1,072,863
 1,000,000     Louisiana Public Facilities Authority Hospital Revenue &
               Refunding, 6.11%(inverse floater) due 7/1/98 (St. Francis
               Medical Center Project; Insured: FSA)        Aaa/AAA      976,910
 1,200,000     Louisiana Public Facilities Authority Hospital Revenue &
               Refunding, 6.41%(inverse floater) due 7/1/99 (St. Francis
               Medical Center Project; Insured: FSA)        Aaa/AAA    1,158,180
 1,100,000     Louisiana Public Facilities Authority Hospital Revenue &
               Refunding, 6.66%(inverse floater) due 7/1/00 (St. Francis
               Medical Center Project; Insured: FSA         Aaa/AAA    1,054,427
 1,300,000     Louisiana Public Facilities Authority Hospital Revenue &
               Refunding, 6.86%(inverse floater) due 7/1/01 (St. Francis
               Medical Center Project; Insured: FSA)        Aaa/AAA    1,225,094
 3,000,000     Louisiana PFA MFHR Series 1991, 6.00% due 7/1/07, put
               7/1/97(Riverview Villas Project; Guaranteed:
               Connecticut General Life)                    NR/AA      3,015,000
 3,000,000     Louisiana PFA Student Loan Revenue Series A-1, 5.90%
               due 3/1/99                                   Aaa/NR     3,120,150
 2,250,000     Louisiana PFA Student Loan Revenue Series A-1, 6.10%
               due 3/1/00                                   Aaa/NR     2,376,630
 1,850,000     Louisiana PFA Local Government G.O. Refunding Series A,
               4.85% due 3/1/99 (Insured: FSA)              Aaa/AAA    1,887,463
 1,500,000     Louisiana General Obligation Refunding Series 1987-B,
               8.00% due 5/1/00, pre-refunded 5/1/97
               (Insured: Capital Guaranty)                  NR/AAA     1,610,925
   500,000     Louisiana Recovery District Sales Tax Series 1988,
               7.625% due 7/1/96                            A/A-         508,980
 2,450,000     Louisiana Recovery District Sales Tax Refunding Series
               1992, 5.70% due 7/1/98                       A/A-       2,533,006
 5,000,000     Louisiana Recovery District Sales Tax Refunding Series 1992,
               5.50% due 7/1/98 (Insured: MBIA)             Aaa/AAA    5,157,850
   500,000     Louisiana State University Agricultural & Mechanical
               College Board, 7.70% due 4/15/02
               Escrowed to Maturity                         NR/A         549,440
 1,120,000     Orleans Levee District Refunding Improvement Series A,
               7.50% due 11/1/98                            NR/BBB+    1,133,496
 6,760,000     Orleans Levee District Public Improvement Trust Receipts
               Series 1995-A, 5.95% due 11/1/01
               (Insured: FSA)                               Aaa/NR     7,088,198
   460,000     Ouachita Parish Hospital Revenue District # 1
               Series 1991, 7.25% due 7/1/01                NR/A-        508,976
Maine          (0.17%)
   500,000     Regional Waste Systems Incorporated Series A-C, 7.30%
               due 7/1/98                                   NR/AA        535,195
 1,000,000     Topsham Revenue, 7.20% due 9/1/05, put 9/1/96
               (Guaranteed: Continental Insurance Co.)      NR/AA+     1,022,620
Maryland       (0.71%)
 2,000,000     Howard County Maryland Multifamily Housing Revenue,
               7.00% due 7/1/24, put 7/1/04 (Chase Glen Project;
               Guaranty: Avalon Prop.)                      Baa3/NR    2,201,620
 3,000,000     Prince Georges County Solid Waste Management System
               Revenue Series 1993, 4.60% due 6/15/00
               (Insured: F.S.A.)                            Aaa/AAA    3,028,860
 1,105,000     Washington Suburban Sanitary District Series 1994,
               8.75% due 6/1/99                             Aa1/AA     1,267,523
Massachusetts  (5.39%)
 1,000,000     Boston General Obligation Series A, 7.25%
               due 7/1/99                                   A/A+       1,089,540
 1,600,000     Boston General Obligation Series A, 7.60%
               due 2/1/04  pre-refunded 2/1/99              Aaa+/A+    1,789,568
 1,000,000     Boston FHA Insured City Hospital Revenue
               Series A, 7.15% due 2/15/01 prerefunded 8/15/00
               (Boston City Hospital Project)               Aaa/NR     1,140,240
    90,000     Haverhill General Obligation Municipal Purpose Loan
               Series 1991, 7.50% due 10/15/11              Baa/BBB      100,465
   765,000     Holyoke General Obligation, 9.85%, due 11/1/08,
               refunded 11/1/97 @102                        Aaa/NR       855,981
   690,000     Holyoke General Obligation Electric Revenue Series 1991-A,
               8.00% due 6/1/01                             Baa/NR       752,024
   600,000     Holyoke General Obligation Sewer Revenue Series B,
               8.00% due 6/1/01                             Baa/NR       652,206
 1,670,000     Holyoke General Obligation School Project Loan Act
               of 1948, 7.35% due 8/1/02                    Baa/NR     1,880,186
 1,060,000     Lynn General Obligation, 7.00% due 1/15/04   Baa1/NR    1,167,993
   705,000     Massachusetts Educational Loan Revenue Series 1985-C,
               7.875% due 6/1/03 (LOC: Rabobank Nederland)  NR/AAA       754,272
 2,000,000     Massachusetts General Obligation Consolidated Loan of
               1991 Series B, 0% due 6/1/01                 A1/A+      1,587,980
 2,000,000     Massachusetts General Obligation Consolidated Series 1987-A,
               5.75% due 3/1/99                             A1/A+      2,074,940
 1,500,000     Massachusetts Dedicated Income Tax Series A General
               Obligation, 7.25% due 6/1/9                  A1/A+      1,522,185
 2,315,000     Massachusetts Dedicated Income Tax Series A General
               Obligation, 7.875% due 6/1/97                A1/A+      2,444,177
 3,000,000     Massachusetts Hynes Convention Center Authority Refunding
               Series 1992, 0% due 9/1/00                   A1/A+      2,452,560
 2,500,000     Massachusetts Hynes Convention Center Authority Refunding
               Series 1992, 0% due 9/1/02                   A1/A+      1,844,700
   690,000     Massachusetts State Health & Education Facilities
               Authority Series B, 6.50% due 7/1/97
               (Charlton Hospital Project)                  A/A          711,494
 1,465,000     Massachusetts State Health & Education Facilities
               Authority Series B, 6.70% due 7/1/98
               (Charlton Hospital Project)                  A/A        1,537,019
 1,245,000     Massachusetts State Health & Education Facilities
               Authority Series B, 6.875% due 7/1/99
               (Charlton Hospital Project)                  A/A        1,321,680
 2,500,000     Massachusetts IFA Recovery Refunding Revenue Series
               1993-A, 5.45% due 7/1/01 (Insured: FSA)      Aaa/AAA    2,609,725
 1,920,000     Massachusetts IFA Stetson Place Development Trust
               Series A, 5.125% due 6/1/08,
               put 6/1/98 (LOC: State Street Bank & Trust)  Aa2/NR     1,947,187
 2,345,000     New Bedford Industrial Revenue, 7.42% due 7/1/02
               (Aerovox Corporation Project)                NR/A-      2,427,263
 2,000,000     New England Educational Loan Marketing Corporation Student
               Loan Revenue Series 1993-E, 5.00% due 7/1/99 A1/A-      2,030,140
 1,000,000     New England Educational Loan Marketing Corporation Student
               Loan Revenue Series 1992-F, 6.50% due 9/1/02 Aa/NR      1,070,670
 3,000,000     New England Educational Loan Marketing Corporation Student
               Loan Revenue Series 1993-B, 5.40% due 6/1/00 A1/A-      3,094,920
 2,500,000     New England Educational Loan Marketing Corporation Student
               Loan Revenue Series 1993-G, 5.00% due 8/1/00 A1/A-      2,540,850
   425,000     South Essex Sewer District General Obligation,
               9.00% due 12/1/96                            Baa1/NR      445,056
   425,000     South Essex Sewer District General Obligation,
               9.00% due 12/1/97                            Baa1/NR      463,671
   425,000     South Essex Sewer District General Obligation,
               9.00% due 12/1/98                            Baa1/NR      480,403
   295,000     South Essex Sewer District General Obligation,
               9.00% due 12/1/99                            Baa1/NR      344,421
   550,000     Springfield General Obligation, 7.75%
               due 5/1/99                                   Baa/NR       598,785
   250,000     Springfield General Obligation, 7.75%
               due 5/1/00                                   Baa/NR       276,422
   300,000     Springfield General Obligation, 7.75%
               due 5/1/01                                   Baa/NR       335,412
   300,000     Springfield General Obligation, 7.80%
               due 5/1/02                                   Baa/NR      338,538
 2,000,000     University of Massachusetts Bldg. Authority Ref.
               Revenue Series 1991-A, 6.80% due 5/1/99      A1/A+      2,163,260
 1,000,000     University of Massachusetts Bldg. Authority Ref.
               Revenue Series 1991-A, 7.15% due 5/1/03      A1/A+      1,157,360
 1,250,000     Worcester Municipal Purpose Loan of 1991 General
               Obligation, 6.80% due 5/15/01 (Insured: MBIA)Aaa/AAA    1,394,475
Michigan       (2.24%)
 1,300,000     Detroit General Obligation Series 1990-A, 8.50%
               due 4/1/00                                   Ba1/BBB    1,471,249
 1,500,000     Detroit Distributable State Aid General Obligation
               Unlimited Series 1992,5.625% due 5/1/97      Baa/BBB    1,525,695
 3,000,000     Detroit Economic Development Corp. Refunding, 7.00%
               due 6/1/12, put 6/1/02 (F.H. Associates Project;
               Surety: ITT Lyndon Property Insurance)       NR/NR      3,296,070
    47,777     Fenton Lease Purchase Agreement, 8.00%
               due 8/1/96                                   NR/NR         47,875
 1,200,000     Flint Tax Increment Finance Authority Limited Tax
               General Obligation Series 1985,
               9.30% due 6/1/97 Escrowed to Maturity        Baa/AAA*   1,288,476
 1,490,000     Michigan State Hospital Finance Authority Revenue Series
               1991-A, 8.30% due 9/1/0                      Ba/BBB-    1,581,054
 6,570,000     Michigan State Housing Development Authority Rental
               Housing Rev. Series 1992-A,
               5.40% due 4/1/98 (Detroit Edison Project)    NR/A+      6,684,252
 2,000,000     Wayne County Building Authority Limited Tax General
               Obligation Sinking Fund Series 1992-A, 7.80%
               due 3/1/05, prerefunded 3/1/02 @ 102         Baa/AAA*   2,252,920
 2,000,000     Wayne County Wastewater Control System Limited Tax General
               Obligation Refunding, 7.875% due 5/1/02      Baa/BBB-   2,380,060
Minnesota      (2.02%)
 4,820,000     Burnsville MFHR Series 1991, 7.20% due 5/1/11,
               put 5/1/02 (The Atrium Project;
               Insured: Trygg-Hansa)                        NR/A+      5,032,128
 1,100,000     Coon Rapids Industrial Development Ref. Rev., 6.75% due
               12/1/01 (LOC: Norwest Bank)                  Aa3/AA     1,130,316
 2,000,000     Hennepin County G.O. Solid Waste Revenue Refunding Series
               1992, 4.65% due 10/1/97                      Aaa/AAA    2,029,520
 1,500,000     Metropolitan Council Minneapolis - St. Paul Area Sports
               Facilities Revenue,5.30% due 10/1/00
               (Hubert H. Humphrey Metrodome Project)       A/A        1,554,645
 3,300,000     Minneapolis - Saint Paul Housing & Redevelopment
               Authority Series 1993, 5.00% due 12/1/04, put 12/1/98
               (Corporate Partner Project;
               LOC: Continental Insurance)                  NR/A+      3,299,868
   690,000     Minneapolis MFHR Refunding Series 1991,
               6.75% due 10/1/01 (Churchill Apartments Project;
               FHA Insurance Mortgage)                      NR/AAA       745,745
 1,250,000     Minneapolis School District Certificate of Participation,
               5.30% due 2/1/00                             Baa1/A     1,285,975
 1,910,000     Minneapolis-Saint Paul Single Family Housing Revenue
               Series A, 8.25% due 11/1/07                  NR/AAA     2,049,716
 1,380,000     Saint Cloud Industrial Development Revenue Refunding
               Series 1992, 6.25% due 4/1/98 (Alton Realty Co. & Pan-O-Gold
               Baking Co. Project;LOC: Norwest
               Bank of Minnesota)                           NR/AA-     1,411,009
Mississippi    (0.78%)
 1,700,000     Jackson County Pollution Control Revenue, 5.90% due 6/1/23,
               put 1/2/96 daily demand notes                Aa2/P-1    1,700,000
 2,000,000     Mississippi Higher Education Assistance Corporation
               Student Loan Revenue Series 1992-B, 6.00%
               due 1/1/00                                   NR/A       2,082,820
 1,300,000     Mississippi Hospital Equipment & Facilities Authority
               Revenue, 8.60% due 1/1/01 (Rush Medical
               Foundation Project)                          Baa/NR     1,459,185
 1,920,000     Ridgeland Multifamily Housing Rev. Series 1985, 6.50%
               due 10/1/07, put 10/1/97
               (Sunchase Apartments Project)                NR/AAA     1,948,896
Missouri       (1.57%)
 4,000,000     Missouri Higher Education Loan Authority Student Loan
               Revenue Refunding, 5.50% due 2/15/00         Aa/NR      4,117,200
 3,000,000     Missouri Economic Development Export & Infrastructure
               Board Industrial Revenue Series 1993, 5.375% due 5/1/03,
               mandatory put 5/1/00 (Mark Twain Tower Project;
               Lincoln National Insurance Guaranty)         NR/A       3,050,190
   760,000     Missouri State Housing Development Authority Revenue,
               6.30% due 7/15/99                            Aa/AA+       774,182
 1,055,000     Missouri Health & Education Facilities Authority Revenue,
               0% due 1/1/02 (Missouri Baptist Medical
               Center Project) Escrowed to Maturity         Aaa*/A-      773,294
   255,000     Missouri State Environmental Improvement & Energy
               Resources Authority Water Pollution Control Revenue
               Series 1991-A, 6.50% due 12/1/02
               (State Revolving Revenue Project)            A1/NR        281,370
   325,000     Missouri State Environmental Improvement & Energy
               Resources Authority Water Pollution Control Revenue
               Series 1991-A, 6.60% due 12/1/03
               (State Revolving Revenue Project)            AA/NR       359,206
 1,080,000     St. Louis County Industrial Development Authority Housing
               Revenue Series 1992-A, 6.00% due 6/1/98      A/NR       1,123,535
 3,860,000     St. Louis IDA Refunding Revenue Series 1993-B, 5.10%
               due 12/1/08, put 12/1/00, (Westport Residence Project;
               Guaranteed: Lincoln National Corporation)    NR/A       3,859,846
Montana        (0.17%)
 1,000,000     Billings Tax Increment Urban Renewal Series 1987-A,
               8.65% due 3/1/99,refunded 3/1/98             Aaa/NR     1,097,050
   450,000     Montana Higher  Education  Student Loan
               Revenue Series 1992-A, 6.70% due 12/1/01     A/NR         482,112
Nebraska       (0.80%)
 3,000,000     Nebraska Industrial Finance Authority Tax Exempt Multifamily
               Housing Revenue Refunding Series 1995-A, 5.50% due 12/1/25,
               put 12/1/05 (Willow Park Apartments Project;
               LOC: FNMA Collateral)                        NR/AAA     3,029,550
 2,500,000     Nebraska Public Power District Series 1993,
               5.10% due 1/1/00                             A1/A+      2,575,650
 1,500,000     Nebraska Investment Finance Authority Hospital Equipment
               Revenue, 6.85% due 3/1/02(Insured: MBIA)     Aaa/AAA    1,681,065
Nevada         (0.53%)
   760,000     Las Vegas Downtown Redevelopment Project Revenue, 7.65%
               due 6/1/97                                   Baa/A-       787,360
   780,000     Las Vegas Valley Water District, 6.60% due 8/1/98
               (Insured: AMBAC)                             Aaa/AAA      827,206
 1,085,000     Washoe County Airport Authority Revenue Refunding,
               5.30% due 7/1/00 (Insured: MBIA)             Aaa/AAA    1,126,306
 1,325,000     Washoe County Airport Authority Revenue Refunding,
               5.45% due 7/1/01 (Insured: MBIA)             Aaa/AAA    1,383,154
   700,000     Washoe County Airport Authority Revenue Refunding,
               5.60% due 7/1/02 (Insured: MBIA)             Aaa/AAA      737,765
New Hampshire  (0.56%)
    40,000     New Hampshire Higher Educational & Health Facilities
               Authority Student Loan Revenue 1983 Series A, 10.00%
               due 9/1/97 (New Hampshire Higher Educational Assistance
               Foundation; Insured: AMBAC)                  Aaa/AAA       44,074
   990,000     New Hampshire Industrial Development Authority Revenue
               Series 1995, 7.70% due 7/1/00
               (Electra/ PJ-Allied Project)                 A2/NR        990,040
 2,030,000     New Hampshire Industrial Development Authority Revenue,
               6.40% due 12/1/09 put 12/1/99 (Central Vermont Public
               Service Project; LOC: Toronto Dominion Bank) NR/AA      2,155,190
 1,920,000     New Hampshire Industrial Development Authority Revenue
               Series 1991, 5.50% due 12/1/11,(Claremont American Brush
               Company/Stanley Works Project)               A2/NR      1,940,026
New Jersey     (0.48%)
 2,400,000     New Jersey Economic Development Authority Series 1991,
               6.875% due 10/1/14, optional put 10/1/98
               (Fairway Corporation II Project;
               Guaranty: Provident Mutual Life)             A2/NR      2,443,272
 1,000,000     New Jersey Turnpike Authority Revenue Series A,
               5.70% due 1/1/01                             Baa1/BBB+  1,044,280
   807,131     New Jersey Wastewater Treatment Trust - Wastewater Treatment
               Insured Loan Revenue Series 1987, Amortizing Coupon
               M-COATES, 9.00% due 9/1/97                   *Aaa/AAA*    869,054
New Mexico     (1.06%)
 2,000,000     Albuquerque Multifamily Housing Revenue Series 1988,
               5.00%due 5/1/98 (Sunchase Apartments Project)NR/AAA     2,000,040
   250,000     Espanola Sinking Fund Sales Tax Revenue, 7.70% due 7/1/96
               (Escrowed to Maturity)                       *Aaa/AAA*    255,268
 5,390,000     Jicarilla Apache Tribe Tribal Revenue Refunding,
               7.75% due 7/1/05                             NR/A       5,546,256
   239,000     Santa Fe County Office and Training Facilities Series 1990,
               9.00% due 7/1/97 (ETM)                       NR/AAA       257,018
   261,000     Santa Fe County Office and Training Facilities Series 1990,
               9.00% due 7/1/98 (ETM)                       NR/AAA       291,952
   273,000     Santa Fe County Office and Training Facilities Series 1990,
               9.00% due 1/1/99 (ETM)                       NR/AAA       310,963
   285,000     Santa Fe County Office and Training Facilities Series 1990,
               9.00% due 7/1/99 (ETM)                       NR/AAA       330,372
   298,000     Santa Fe County Office and Training Facilities Series 1990,
               9.00% due 1/1/00 (ETM)                       NR/AAA       350,472
   326,000     Santa Fe County Office and Training Facilities Series 1990,
               9.00% due 1/1/01 (ETM)                       NR/AAA       395,161
New York       (4.23%)
 1,785,000     Islip Resource Recovery Agency Series 85 D, 5.95%
               due 7/1/03 (Insured: AMBAC)                  Aaa/AAA    1,942,383
   630,000     Jamestown General Obligation Series A, 7.00%
               due 3/15/97                                  Baa/NR       652,819
 3,000,000     Metropolitan Transit Authority Series M,
               5.10% due 7/1/98                             Baa/BBB+   3,052,140
 1,240,000     New York City General Obligation Series E,
               7.20% due 2/1/00                             Baa1/BBB+  1,340,638
 2,760,000     New York City General Obligation Series D,
               6.30% due 2/1/01                             Baa1/BBB+  2,892,811
 2,695,000     New York City General Obligation Series E,
               6.30% due 8/1/01                             Baa1/BBB+  2,835,706
 2,175,000     New York City Municipal Water Finance Authority Water &
               Sewer System Revenue, 7.10% due 6/15/97      A/A-       2,272,331
 1,000,000     New York City Municipal Water Finance Authority Water &
               Sewer System Revenue, 7.15% due 6/15/98      A/A-       1,069,450
 3,000,000     New York Dorm Authority Revenue State University
               Educational Facilities, 5.25% due 7/1/02
               (Insured: AMBAC)                             Aaa/AAA    3,148,080
 1,000,000     New York Dorm Authority Revenue State University
               Educational Facilities Series A,
               7.00% due 5/15/04                            Baa1/BBB+  1,122,010
 7,110,000     New York State Dormitory Authority Series 1994-B, 6.00%
               due 7/1/24, put 12/5/99 (Miriam Osborn Memorial
               Home Project; LOC: Banque Paribas)           A1/A       7,425,400
 2,000,000     New York State Health Facilities Revenue Refunding
               Series 1990-A, 7.90% due 11/1/99             Baa/BBB+   2,218,520
 1,500,000     Local Government Assistance Corporation Revenue Series D,
               6.50% due 4/1/02                             A/A        1,660,995
 1,500,000     New York State Medical Care Facilities Finance
               Agency 1991 Series A, 7.25% due 2/15/01      Baa1/BBB+  1,646,400
 2,500,000     New York State Urban Development Corporation, 7.60%
               due 4/1/03, pre-refunded 4/1/01              AAA/BBB    2,921,550
 2,500,000     Syracuse Industrial Development Authority Pilot
               Revenue Refunding Series 1995, 5.125%
               due 10/15/02 (LOC: ABN AMRO Bank)            NR/AA      2,510,475
North Carolina (0.48%)
 3,575,000     Carteret County Certificate of Participation Series 1992,
               6.50% due 2/1/00 (Elementary School Project) Baa1/BBB+  3,750,711
   610,000     North Carolina Housing Finance Authority Single
               Family Housing Revenue, 6.80% due 7/1/08
               (Insured: FHA/VA)                            Aa1/AA+      617,655
North Dakota   (0.11%)
 1,000,000     North Dakota Building Authority Refunding Rev.
               Series 1993-A, 5.15% due 6/1/00
               (Insured: AMBAC)                             Aaa/AAA    1,034,270
Ohio           (4.44%)
 1,000,000     Barberton Hospital Facilities Series 1992,
               6.65% due 1/1/02                             A/NR       1,083,720
 2,000,000     Belmont County IDRB Series 1991, 6.50% due 1/1/00
               (May Department Stores Co. Project)          NR/A       2,121,820
   400,000     Cambridge Hospital Revenue Refunding Series 1991,
               7.25% due 12/1/97                            NR/BBB       419,096
 3,000,000     Cincinnati School District Tax Anticipation Notes,
               5.40% due 12/1/96                            NR/A-      3,037,560
 1,500,000     Cincinnati School District Revenue Anticipation Notes,
               5.75% due 6/15/98                            NR/A-      1,551,885
 1,000,000     Cincinnati School District Revenue Anticipation
               Notes, 6.15% due 6/15/02                     NR/A-      1,079,970
   500,000     Cincinnati School District Revenue Anticipation Notes,
               6.05% due 6/15/00                            NR/A-        531,830
 2,250,000     Clermont County Hospital Facilities Revenue Refunding
               Series 1993-B, 4.70% due 9/1/99 (Mercy Health System
               Project; Insured: MBIA)                      Aaa/AAA    2,288,565
 2,000,000     Cleveland Certificate of Participation, 7.10%
               due 7/1/02 (Motor Vehicle & Community
               Equipment Project)                           Baa/BBB    2,119,260
 5,000,000     Cleveland School District Revenue Anticipation
               Notes Series 1993, 4.70% due 6/1/99
               (Insured: AMBAC)                             Aaa/AAA    5,088,100
 1,195,000     Columbus School Building Corporation, 5.50%
               due 1/15/01 (Insured: MBIA)                  Aaa/AAA    1,256,065
 1,255,000     Columbus School Building Corporation, 5.50%
               due 1/15/02 (Insured: MBIA)                  Aaa/AAA    1,324,138
 2,000,000     Cuyahoga County Health Care Facilities Revenue
               Series 1995-A, 5.30% due 12/1/25 put 12/1/05
               (Benjamin Rose Institute Project;
               LOC: Society National)                       NR/A       1,999,900
 3,360,000     Cuyahoga County Housing Revenue Series 1993,
               7.00% due 4/1/00 (North Coast
               Community Homes Project)                     NR/NR      3,486,638
 1,000,000     Erie County Hospital Improvement Refunding
               Revenue Series 1992, 6.25% due 1/1/01
               (Firelands Community Hospital Project)       A/A-       1,055,650
 2,000,000     Franklin County General Obligation, 6.375%
               pre-refunded 12/1/01 @102                    Aaa/AAA    2,243,720
 1,100,000     Hamilton County Hospital Facilities Refunding Revenue
               Series 1992, 6.25% due 1/1/01 (Episcopal
               Retirement Homes, Inc. Project;
               LOC: Fifth/Third Bank)                       Aa2/NR     1,185,932
 3,670,000     Lorain County First Mortgage Revenue Series 1992-B,
               6.375% due 2/1/07,put 2/1/97 (Kendal at Oberlin Project;
               LOC: Bank of Ireland)                        A1/A-      3,730,812
3,095,000      Ohio Water Development Authority Safe Water
               Refunding Series 1992,0% due 12/1/00
               (Insured: MBIA)                              Aaa/AAA    2,521,156
1,060,000      Switzerland Local School District of Monroe County Revenue
               Anticipation Notes Series 1995, 6.25%
               due 6/15/00                                  NR/NR      1,088,938
 2,765,000     Warren County Hospital Facilities Improvement
               and Refunding Revenue,6.80% due 7/1/01
               (Otterbein Home Project;
               LOC: Fifth/Third Bank)                       Aa2/NR     3,049,436
   910,000     Washington County Hospital Facilities Revenue, 6.875% due
               9/1/02 (Marietta Area Health Project)        Baa1/NR      967,521
Oklahoma       (0.67%)
 1,190,000     Broken Arrow Utility System & Sales Tax Revenue Refunding
               Series 1992-A, 6.00% due 5/1/01
               (Insured: FGIC)                              Aaa/AAA    1,282,570
   250,000     Comanche County SFMR Refunding 1990 Series,
               7.60% due 12/1/98                            A1/NR        265,850
   260,000     Comanche County SFMR Refunding 1990 Series,
               7.65% due 6/1/99                             A1/NR        277,207
 1,060,000     Oklahoma City Municipal Improvement Authority Water &
               Sewer Revenue Series Refunding A, 0%
               due 7/1/00 (Insured: AMBAC)                  Aaa/AAA      869,603
 1,340,000     Pushmatahah County Town of Antlers Hospital Authority
               Revenue Refunding Series 1991,
               8.75% due 6/1/03                             NR/NR      1,482,000
 1,940,000     Tulsa PFA Solid Waste Steam & Electric Revenue
               Refunding Series 1994, 4.90% due 11/1/99 (Ogden Martin
               Systems of Tulsa Inc. Project; Insured:AMBAC)Aaa/AAA    1,986,890
Oregon         (0.56%)
 2,500,000     Clackamas County Hospital Facilities Revenue,
               6.10% due 10/1/01                            A1/AA-     2,695,375
 2,000,000     Oregon State Department of Transportation Regional
               Light Rail Extension, 5.20% due 6/1/98
               (Westside Light Rail Project; Insured: MBIA) Aaa/AAA    2,058,540
   330,000     Springfield General Obligation, 6.70%
               due 10/1/00                                  A/A          332,241
Pennsylvania  (5.44%)
 1,900,000     Allentown Area Hospital Authority Revenue Series 1991,
               7.75% due 7/1/98 (Sacred Heart Hospital
               Project)                                     NR/BBB     2,049,910
 1,250,000     Armstrong County Hospital Authority Series 1992-A,
               5.25% due 11/1/12, put 11/1/97
               (LOC: Pittsburgh National Bank)              A1/NR      1,270,700
 1,000,000     Chester County Utility, 7.00%
               pre-refunded 8/1/01                          Aa/AAA*    1,131,760
   550,000     Clairton School District General Obligation,
               0% due 11/1/99                               NR/A         450,274
   500,000     Clairton School District General Obligation,
               0% due 11/1/02                               NR/A         356,095
 3,060,000     Delaware County Health Facilities Authority Revenue
               Series 1993-B, 5.375% due 11/15/99 (Mercy Health
               Corporation of S.E. Pennsylvania Project)    NR/BBB     3,061,377
 2,500,000     Delaware County Industrial Development Authority
               Refunding Revenue Series A, 7.40% due 12/1/98 (Resource
               Recovery Project; LOC: Bank of America)      Aa3/AA-    2,625,175
 2,030,000     Erie School District General Obligation, 0% due
               6/1/00 Escrowed to Maturity                  Aaa*/A     1,679,297
 1,000,000     Erie School District General Obligation, 0% due 12/1/00
               Escrowed to Maturity                         Aaa*/A       807,790
 3,365,000     Harrisburg Authority Commonwealth Lease Revenue
               Series 1991, 6.25% due 6/1/00 (Insured: FSA) Aaa/AAA    3,619,831
 1,300,000     Harrisburg Authority Lease Revenue, 6.50% due 6/1/04
               (Insured: FSA) crossover refunded 6/1/01     Aaa/AAA    1,419,600
 1,455,000     McKeesport Area School District General Obligation
               Refunding Revenue Series 1991, 0% due 10/1/00NR/A       1,162,952
 1,680,000     McKeesport Area School District General Obligation
               Refunding Revenue Series 1991,0% due 10/1/02 NR/A       1,202,074
 3,160,000     Pennsylvania Intergovernmental Cooperation Authority
               Special Tax Revenue, 5.20% due 6/15/96
               (Philadelphia Refunding Project;
               Insured: FGIC)                               Aaa/AAA    3,182,246
 2,000,000     Pennsylvania State Refunding & Projects General
               Obligation Series A, 6.50% due 1/1/00        A1/AA-     2,164,900
 4,270,000     Pennsylvania State Certificate of Participation,
               4.60% due 6/1/97                             A/A-       4,305,526
 4,085,000     Pennsylvania State Certificate of Participation,
               4.60% due 12/1/97                            A/A-       4,126,790
   875,000     Pennsylvania Higher Education  Facilities  Authority
               Revenue,  8.05% due 3/1/97                   Baa/BBB      913,666
 1,770,000     Philadelphia Gas Works Revenue 14th Series,
               5.60% due 7/1/99                             Baa1/BBB   1,816,339
 1,565,000     Philadelphia  Water & Sewer Revenue 12th
               Series, 7.60% due 7/1/98 refunded 7/1/96     Aaa/AAA    1,627,631
 2,850,000     Philadelphia Water & Wastewater Revenue Series 1993,
               4.875% due 6/15/01 (Insured: FSA)            Aaa/AAA    2,909,480
 2,245,000     Philadelphia Hospital & Higher Education Facilities
               Authority Hospital Revenue Series 1991, 7.00% due 7/1/01
               (Graduate Health System Project)            Baa1/BBB+   2,425,184
 2,825,000     State Public School District, Reading School District
               Building Authority Capital Appreciation Series B, 0%
               due 7/15/00 (Insured: MBIA)                 Aaa/AAA     2,323,506
 3,000,000     Southeastern Pennsylvania Transportation Authority
               Series 1994, 6.00% due 6/1/99 (LOC: Canadian Imperial
               Bank of Commerce)                           Aa3/AA-     3,171,330
Puerto Rico    (0.15%)
   250,000     Puerto Rico Public Improvement General Obligation,
               6.60% due 7/1/04                             Baa/A-       285,020
 1,000,000     Puerto Rico Electric Power Revenue Refunding
               Series 1992-Q, 5.70% due 7/1/00              Baa1/A-    1,054,280
Rhode Island   (0.49%)
 2,000,000     Rhode Island Depositor's Economic Protection Corp. Series
               1992-A, 6.10% due 8/1/02 (Insured: FSA)      Aaa/AAA    2,181,820
   825,000     Rhode Island Health & Educational Building Corporation
               Health Facilities Revenue, 8.00% due 7/1/00
               (Steere House Issue Project)                 NR/NR        885,605
 1,369,000     Rhode Island Industrial Facilities Corporation Series
               1991, 6.375% due 6/1/02 (Paramount Cards, Inc.;
               LOC: Daichi Kangyo Bank)                     A1/NR      1,384,114
South Carolina (0.33%)
   500,000     Florence County Public Facilities Corporation, 7.30% due 3/1/03,
               prerefunded 3/1/00 (Law Enforcement Project;
               Insured: AMBAC)                              Aaa/AAA      563,330
 2,000,000     Piedmont Municipal Power Agency Series 1992, 5.20%
               due 1/1/98 (Electric Revenue Project)        A/BBB      2,023,880
   500,000     South Carolina State Housing Authority Multifamily Revenue,
               7.375% due 12/1/07                           NR/NR        435,000
South Dakota   (0.24%)
   760,000     South Dakota Housing Development Authority Home
               Ownership Mortgage Series 1993-A, 4.75%
               due 5/1/99                                   Aa/AA        768,725
 1,400,000     South Dakota Health & Education Facilities Authority
               Revenue Series 1992, 5.40% due 9/1/01(Rapid City Regional
               Hospital Project; Insured: MBIA)             Aaa/AAA    1,459,528
Tennessee      (1.68%)
 5,000,000     Chattanooga-Hamilton County Hospital Revenue,
               6.854% due 5/25/21, refunded 5/1/01 @ 102 (Erlanger
               Medical Center Project; Insured: FSA)        Aaa/AAA    6,356,250
 1,565,000     Clarksville Natural Gas Corporation Series 1994-A,
               7.00% due 5/1/02 (Guaranty:
               Louis Dreyfus Natural Gas)                   NR/BBB-    1,620,526
 1,130,000     Clarksville Natural Gas Corporation Series 1994-A,
               7.00% due 11/1/02 (Guaranty:
               Louis Dreyfus Natural Gas)                   NR/BBB-    1,170,680
 4,000,000     Clarksville Public Building Authority Pooled Loan
               Refunding, 4.75% due 12/1/00
               (GIC: Assured Return)                        NR/AA-     4,054,160
 1,120,000     Copperhill Industrial Development Board, 7.80% due 12/1/00
               (City Services Company Project)              Baa3/BBB   1,129,128
 1,000,000     Southeast Tax Exempt Mortgage Bond Trust Tender Option
               Certificates Series 1990, 7.25% due 4/1/17,
               put 4/1/03                                   NR/AAA     1,090,940
Texas          (7.68%)
13,410,000     Bell County Health Facilities Development Corporation
               Series 1993-A, 4.75% due 10/1/23, put 10/1/98
               (Central Texas Pooled Health Care Loan Program;
               LOC: Sun Life of America)                    NR/AA     13,412,548
 2,000,000     Bexar County Health Facilities Development Corporate
               Hospital Revenue Series 1991,
               7.40% due 5/1/00                             Baa1/BBB   2,221,980
 1,065,000     Cypress-Fairbanks Independent School District
               General Obligation, 0% due 2/1/02
               (Insured: FGIC)                              Aaa/AAA      805,481
 1,685,000     Dallas Waterworks & Sewer System Revenue,
               7.10% due 4/1/99                             Aa/AA      1,797,204
   315,000     Dallas Waterworks & Sewer System Revenue,
               7.10% due 4/1/99                             Aa/AA        334,889
 2,015,000     Ector County Hospital Revenue, 7.125%
               due 4/15/02                                  Baa1/BBB   2,173,681
    90,000     Fort Worth HFC SFMR Series 1985, 9.15% due 11/1/96
               (Insured: MBIA)                              Aaa/AAA       91,711
 1,920,000     Harris County Health Facilities Development Corporation,
               7.375% due 12/1/25, put 12/1/98 (Greater Houston Pooled
               Health Care Project; Guaranteed: Prudential) Aa/NR      1,943,328
 4,000,000     Harris County Flood Control District L.T.G.O. Series 1991-A,
               0% due 10/1/01                               Aa/AA+     3,075,000
   955,000     Harris County Health Facilities Dev. Corp. Hospital
               Revenue, 6.70% due 6/1/00 (Memorial Hospital
               Systems Project)                             A/A-       1,027,656
 2,850,000     Humble Independent School District of Harris County
               Series 1992, 0% due 12/15/00 (PSF Guaranty)  Aaa/AAA    2,381,346
 1,295,000     Irving Flood Control District Section 3 Refunding Capital
               Appreciation, 0% due 9/1/01                  Baa/NR       957,743
 1,530,000     Jefferson County Health Facilities Development Corporation
               Hospital Revenue Series 1989, 8.125% due 10/1/99
               (Baptist Health Care System Project)         Baa/BBB    1,627,109
   925,000     La Joya Independent School District Unlimited Tax School
               Refunding Series 1987, 8.00% due 8/1/97      Baa/NR       948,458
   325,000     La Joya Independent School District Unlimited Tax School
               Refunding Series 1987, 8.00% due 8/1/97      Baa/NR       333,242
   960,000     La Villa Independent School District of Hidalgo County Unlimited
               Tax Refunding Series 1989, 9.00% due 2/1/02  NR/NR        964,474
 2,630,000     Lancaster Independent School District Unlimited Tax Refunding,
               0% due 2/15/99 (PSF Guaranty)                Aaa/AAA    2,313,190
 2,300,000     Lancaster Independent School District Unlimited Tax Refunding,
               0% due 2/15/98 (PSF Guaranty)                Aaa/AAA    2,116,506
 2,230,000     Lower Colorado River Authority Jr. Lien Refunding Revenue
               Series 1992, 0% due 1/1/01 (Insured: AMBAC)  Aaa/AAA    1,786,275
   845,000     North Texas Health Facilities Development Corporation Revenue
               Series 1988, 8.25% due 9/1/98 (Wichita Falls United
               Diagnostic Center Project)                   *A/A*        921,194
 1,000,000     North Texas Higher Education Student Loan Revenue, 6.50%
               due 4/1/99 (Insured: AMBAC)                  Aaa/AAA    1,051,200
   350,000     Northgate Crossing Utility District Road System & Drainage
               System Unlimited Tax Sinking Fund Series 1986, 9.25%
               due 12/1/98(LOC: Lomas Financial Corporation)NR/NR        350,175
 1,040,000     Palo Duro River Authority General Obligation, 7.60% due
               8/1/06 pre-refunded 8/1/98                   Aaa/AAA    1,131,697
 1,115,000     Palo Duro River Authority General Obligation, 7.60% due
               8/1/07 pre-refunded 8/1/98                   Aaa/AAA    1,213,310
 1,295,000     Palo Duro River Authority General Obligation, 7.60% due
               8/1/09 pre-refunded 8/1/98                   Aaa/AAA    1,409,180
 1,395,000     Palo Duro River Authority General Obligation, 7.60% due
               8/1/10 pre-refunded 8/1/98                   Aaa/AAA    1,517,997
 1,500,000     Palo Duro River Authority General Obligation, 7.60% due
               8/1/11 pre-refunded 8/1/98                   Aaa/AAA    1,632,255
 1,615,000     Palo Duro River Authority General Obligation, 7.60% due
               8/1/12 pre-refunded 8/1/98                   Aaa/AAA    1,757,395
 2,135,000     Palo Duro River Authority General Obligation, 7.60% due
               8/1/13 pre-refunded 8/1/98                   Aaa/AAA    2,323,243
 1,000,000     Palo Duro River Authority Unlimited Tax Refunding Series 1992,
               5.10% due 8/1/97 Capital Guaranty Insurance) NR/AAA     1,018,590
 4,600,000     Plano Capital Appreciation Refunding General Obligation, 0%
               due 3/1/01                                   A1/AA-     3,638,186
   975,000     San Antonio  Electric & Gas Systems  Revenue  Improvement,
               8.00% due 2/1/96                             Aa/AA        978,607
   955,000     Tarrant County HFC Multifamily  Housing Revenue,
               4.50% due 9/1/06, put 9/1/96 (Bedford Springs Project;
               Guaranteed: Provident Mutual Life Insurance
               Corporation)                                 NR/AA-       956,136
   190,000     Texas Housing Agency MFHR 1983-A, 10.00%
               due 3/1/05                                   NR/NR        108,300
   220,000     Texas Housing Agency MFHR 1983-B, 10.00%
               due 3/1/05                                   NR/NR        125,400
 5,880,000     Texas Public Finance Authority Series B, 5.25% due 2/1/98
               (Insured: AMBAC)                             Aaa/AAA    6,026,882
   705,000     Texas Water Resource Finance Authority Revenue, 7.00%
               due 8/15/99 (Insured: AMBAC                  Aaa/AA       765,059
 1,000,000     Texas Water Resource Finance Authority Revenue, 7.40%
               due 8/15/00                                  A/A        1,095,300
   880,000     Texas Water Resources Authority Revenue, 7.50%
               due 8/15/01                                  A/A-         965,228
 1,100,000     Trinity HFC Multifamily Housing Revenue Series 1982,  10.00%
               due 6/1/98(Timberline Apartment Project)     NR/NR      1,100,000
Utah           (1.39%)
   975,000     Davis County Housing Authority MFHR, 7.50% due 6/1/97
               (Fox Creek Apartment Project;
               FNMA Pass-through Certificates)              NR/AAA     1,020,991
 8,000,000     Intermountain Power Agency Power Supply Revenue, 0%
               pre-refunded 7/1/00 @ 101                    Aaa/AAA    6,630,800
 2,220,000     Utah Student Loan Revenue Series 1992-G, 5.20% due 11/1/98
               (Insured: AMBAC)                             Aaa/AAA    2,267,974
   600,000     Utah Municipal Finance Co-op Local Government Revenue,
               7.10% due 6/1/00                             NR/AA        656,304
    45,000     Utah HFA Single Family Mortgage Revenue Series 1984,
               10.10% due 1/1/96                            Aa/AA         45,007
 2,000,000     Weber County Housing Authority MFHR Series 1991, 6.50%
               due 11/1/18, put 11/1/01 (Cherry Creek Apartment
               Project; LOC: First Security Bank of Utah,
               Insured: FGIC                                Aaa/AAA    2,096,300
Virginia       (1.14%)
 3,000,000     Hampton Redevelopment Housing Authority Series 1994,
               7.00% due 7/1/24, put 7/1/04
               (Chase Hampton Apartments Project)           NR/NR      3,243,180
 1,755,000     Henrico County IDA Public Facility Lease Revenue, 6.50%
               due 8/1/00 (Henrico County Jail Project)     Aa/AA      1,914,916
 3,000,000     Suffolk Redevelopment Housing Authority Series 1994, 7.00%
               due 7/1/24, put 7/1/04
               (Chase Heritage at Dulles Project)           NR/NR      3,249,480
 1,960,000     Virginia Housing Development Authority Series C-8, 5.70%
               due 7/1/03                                   Aa1/AA+    2,022,955
Washington     (3.11%)
 1,010,000     Chelan County Public Utility District #1 Consolidated System
               Revenue Series 1992, 5.55% due 7/1/99        A1/A       1,049,016
 1,125,000     Chelan County Public Utility District #1 Consolidated System
               Revenue Series 1992, 5.75% due 7/1/00        A1/A       1,183,646
 1,295,000     Chelan County Public Utility District #1 Consolidated System
               Revenue Series 1992-E, 5.50% due 7/1/97      A1/A       1,321,962
 1,370,000     Chelan County Public Utility District #1 Consolidated System
               Revenue Series 1992-E, 0% due 7/1/98          A1/A      1,229,369
 1,000,000     Spokane County Airport Revenue Refunding Series 1993,
               4.80% due 6/1/99 (Insured: MBIA)             Aaa/AAA    1,018,590
 2,500,000     Spokane County Industrial Development Corporation Refunding,
               4.75% due 12/1/97 (Jensen - Byrd Project; LOC: U.S. Bank
               of Washington)                               A1/NR      2,504,000
   725,000     Spokane County School District # 363 Unlimited Tax G.O. Ref.
               Series 1992, 5.40% due 12/1/00               A/NR         759,684
 1,000,000     Sumner Limited Tax General Obligation Anticipation Notes,
               4.70% due 8/1/98                             NR/NR      1,004,600
 2,880,000     Washington Health Care Facilities Authority Pooled
               Equipment Series 1992-B, 7.20% due 6/1/02
               (Kadlec Medical Center Project)              Baa1/NR    3,013,200
 2,245,000     Washington Health Care Facilities Authority Pooled
               Equipment Series 1992-A, 7.35% due 6/1/02
               (Dominican Health Project)                   Baa/NR     2,368,834
 1,040,000     Washington Public Power Supply System Series G Project #1 Rev.,
               7.15% due 7/1/01                             Aa/AA      1,147,307
 2,000,000     Washington Public Power Supply System Project #1 Ref. Rev.,
               6.50% due 7/1/02                             Aa/AA      2,192,740
 3,500,000     Washington Public Power Supply System Project #1 Ref. Rev.,
               5.30% due 7/1/02                             Aa/AA      3,604,685
   500,000     Washington Public Power Supply System Series C Project #2 Rev.,
               7.20% due 7/1/99                             Aa/AA        544,785
   250,000     Washington Public Power Supply System Project #2 Ref. Rev.,
               7.50% due 7/1/02                             Aa/AA        283,783
 2,000,000     Washington Public Power Supply System Project #2 Ref. Rev.,
               7.50% due 7/1/03                             Aa/AA      2,260,700
 1,700,000     Washington Public Power Supply System Series  B Refunding,
               7.15% due 7/1/01                             Aa/AA      1,879,146
 1,000,000     Washington Public Power Supply System Series  B,
               7.25% due 7/1/00                             Aa/AA      1,109,950
West Virginia  (1.07%)
   888,437     Marion County SFMR Series 1992, 7.75%
               due 7/10/11                                  Baa/NR       956,722
   220,000     Randolph  County Building  Commission  Hospital
               Revenue,  6.80% due 11/1/97                  Baa1/BBB     227,834
 1,000,000     West Virginia  General  Obligation  Highway
               Refunding Series 1992-A, 5.30% due 2/1/00    A1/A+      1,036,710
 5,000,000     West Virginia Parkway Economic Development Tourism Authority
               Series 1993, 8.67% (inverse floater) due 5/15/01
               (Insured: FGIC)                              Aaa/AAA    5,028,850
 2,500,000     West Virginia Parkway Economic Development Tourism Authority
               Series 1993, 8.77% (inverse floater) due 5/15/02
               (Insured: FGIC)                              Aaa/AAA    2,514,650
 Wisconsin     (0.87%)
 1,075,000     Cady Small Business Pollution Control Revenue Refunding
               Series 1992, 6.20% due 4/1/00 (Summit Cheese Project;
               Guaranteed: SBA)                             Aaa/AAA    1,103,509
   115,000     Greenfield School District General Obligation Promissory
               Notes, 5.30% due 4/1/96                      NR/NR        115,095
 1,500,000     Wisconsin Health & Education Facilities Authority Series
               1992, 5.50% due 8/15/01 (Wheaton Franciscan Services Inc.
               Project; Insured: MBIA)                      Aaa/AAA    1,576,800
 3,000,000     Wisconsin Health & Education Facilities Authority, 5.00%
               due 8/15/98 (Sorrowful Mother Project)       NR/AA-     3,054,480
 1,000,000     Wisconsin Health & Education Facilities Authority Series
               1993, 4.75% due 2/15/98 (Lacrosse Project;
               Insured: FSA)                                Aaa/AAA    1,012,870
 1,045,000     Wisconsin Health & Education Facilities Authority Series
               1993, 5.00% due 2/15/99(Lacrosse Project;
               Insured: FSA)                                Aaa/AAA    1,068,910
Wyoming       (1.00%)
 1,623,835     Evanston Industrial Development Revenue Series 1983,
               9.90% due 4/1/04 (Wybanco Project;
               LOC: Texas Commerce Bank)                    *A2/A+*    1,623,819
   300,000     Natrona County Hospital Revenue Series 1990, 7.20%
               due 9/15/96 (Wyoming Medical Center Project) Baa1/BBB+    306,639
 6,205,000     Uinta County Pollution Control Revenue Series 1993, 5.90%
               due 8/15/20, put 1/2/96 daily demand notes
               (LOC: Chevron)                               P1/Aa2     6,205,000
 1,000,000     Wyoming Student Loan Corporation Revenue, 6.25%
               due 12/1/99                                  NR/AA      1,058,560


              TOTAL INVESTMENTS (100%) (Cost $881,729,358)**        $916,081,518


              *Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S & P. **The cost for Federal income tax purposes is $882,220,808. +Credit ratings are unaudited. See notes to financial statements.